Acquisition and disvestitures - Allocation of Purchase Price (Detail) (Redwood Systems Inc [Member], USD $)	Dec. 31, 2013
Redwood Systems Inc [Member]
Business Acquisition [Line Items]
Current assets	$ 2,800,000
Deferred taxes	8,100,000
Other intangible assets	9,000,000
Goodwill	3,200,000
Other noncurrent assets	800,000
Less: Liabilities assumed	(1,700,000)
Net acquisition cost	$ 22,200,000